Significant accounting policies - Estimated useful lives Intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	3 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years
Licences | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	8 years
Licences | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	20 years